ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Computers and software [Member] | Minimum [Member]
Estimated Useful Life	3 years	3 years
Computers and software [Member] | Maximum [Member]
Estimated Useful Life	5 years	5 years
Leasehold improvements and technical works [Member]
Estimated useful life, description	Lesser of lease term or 40 years	Lesser of lease term or 40 years
Vehicles [Member]
Estimated Useful Life	6 years	6 years
Machinery [Member]
Estimated Useful Life	20 years	20 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Estimated Useful Life	5 years	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Estimated Useful Life	10 years	10 years